Summary of Income Tax Benefit Differs from Federal Statutory Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Federal rate of 34 percent	$ (2,159)	$ (2,700)
Add (subtract) effect of
Tax-exempt income, net of nondeductible interest expense	(144)	(172)
State income tax, net of federal benefit	206	(410)
Cash value of life insurance	(83)	(81)
Valuation allowance	6,535
Other items, net	302	(2)
Income tax benefit	$ 4,657	$ (3,365)